UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                         811-4764

Dreyfus Municipal Bond Opportunity Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	10/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
41	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus Municipal Bond Opportunity Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers and improvements in home sales and prices, while massive government stimulus and favorable supply-and-demand influences have all supported the municipal bond rally in 2009.As expected, funds with the longest average durations and lower-quality portfolios have led the rebound, while AAA-rated and shorter-duration funds have rallied to a lesser extent.

As the financial markets currently appear poised to enter into a new phase, and as government intervention appears to be winding down (at least for the moment), the best strategy for your portfolio depends not only on your view of the economy’s direction,but on your current financial needs,future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the taxation and investment risks that may accompany policy changes and unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of 6.91%, Class B shares returned 6.58%, Class C shares returned 6.59% and Class Z shares returned 6.85%.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.99% for the same period.2

Municipal bonds rallied strongly over the reporting period amid expectations of better economic times and stable credit markets. The fund’s returns were higher than its benchmark Index, primarily due to our focus on longer-dated securities during a time of relatively wide yield differences along the market’s maturity range.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions,the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded Sharply

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market staged an impressive rebound over the reporting period.The rally was fueled by changing investor sentiment, which began to improve in March 2009 as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting a sustained rally through the reporting period’s end. Although most municipal bonds participated in the rally, gains were particularly strong among lower-quality issues that had been punished in the downturn.

Longer-Dated Holdings Supported Fund Returns

The fund’s core holdings of longer-dated bonds produced competitive levels of income that bolstered the fund’s total return, particularly as these higher yielding bond’s maturities grew shorter over time. Moreover, we strived to upgrade the fund’s overall credit quality by selling lower-rated holdings in favor of bonds with higher ratings and better liquidity. Therefore, when making new purchases, we emphasized higher-rated bonds with maturities in the 20-year range, which offered most of the yield of longer-term securities but with less volatility. We generally favored bonds backed by dedicated revenue streams,including those from essential municipal services such as sewer and water facilities.

Although the reporting period saw the beginning of an economic recovery, most states and municipalities continued to struggle with fiscal pressures due to tax revenue shortfalls and greater demand for services in the recession. States have attempted to bridge their budget gaps with spending cuts, transfers from reserve funds, payments from the federal economic stimulus program and, in some cases, higher taxes and fees.

Supply-and-Demand Factors Appear Favorable

We have maintained a generally conservative investment posture.With short-term interest rates expected to remain low for some time, credit conditions may be the dominant influence on market sentiment over the foreseeable future.

Still, we are optimistic regarding the prospects for municipal bonds. Despite the lingering impacts of the recession on municipalities, technical factors have supported the market. The supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds has intensified from investors concerned about the likelihood of higher income taxes. We expect this favorable supply-and-demand dynamic to persist into 2010.

November 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.85	$ 7.91	$ 8.75	$ 4.59
Ending value (after expenses)	$1,069.10	$1,065.80	$1,065.90	$1,068.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.74	$ 7.73	$ 8.54	$ 4.48
Ending value (after expenses)	$1,020.52	$1,017.54	$1,016.74	$1,020.77

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.52% for Class B, 1.68% for Class C and .88% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.8%	Rate (%)	Date	Amount ($)	Value ($)
Arizona—3.8%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,749,336
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	4,110,000	4,258,289
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,414,700
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,665,950
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	3,964,250
California—17.7%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,304,692
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	3,270,000	3,542,653
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000 [a]	5,162,300
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000	7,950,956
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,541,850
California Health Facilities
Financing Authority,
Revenue (Providence
Health and Services)	6.50	10/1/38	3,000,000	3,341,040

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	12,710,000	14,145,340
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy
Holdings Project)	9.00	12/1/38	3,500,000	2,842,770
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity
Health System)	5.25	7/1/35	6,270,000	5,516,409
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,163,560
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	8,300,000	7,194,274
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	4,900,000	3,739,092
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	3,750,000	2,491,462
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000 [b]	2,619,060
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000 [b]	2,318,899

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000 [b]	3,717,642
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000	5,424,600
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,175,650
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,604,370
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,274,000
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,548,800
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	5,115,000	5,335,917
Colorado—4.7%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,167,155
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	30,000	30,706
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	2,170,000	2,261,899
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,067,150
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	8,250,000 [b]	9,222,263

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado (continued)
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000 [b,c]	2,275,499
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,731,308
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,133,060
Florida—7.3%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,010,130
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000	1,560,572
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,520,000	2,516,674
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000	1,783,948
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,667,008
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,007,080
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,506,825

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000		4,107,030
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	6.00	11/15/11	2,500,000	[b]	2,759,775
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000		1,216,368
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000		2,793,362
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured; FSA)	5.70	7/1/21	400,000		405,964
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000		1,198,994
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000		2,358,584
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	831,000		830,842
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	[d]	128,957
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[c]	1,050,266
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c]	444,900

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/33	4,000,000 [c]	993,400
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,545,000	1,456,703
Village Center Community
Development District, Utility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/23	1,000,000	989,260
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,859,940
Winter Springs,
Water and Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/20	1,585,000	1,634,991
Georgia—1.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000	3,763,639
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/34	2,000,000	2,020,160
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	3,000,000	3,434,520
Illinois—3.2%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,250,000	1,278,325
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,569,200
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	7,000	7,024

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition
Program)	8.25	8/1/12	216,484	170,330
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,364,600
Kansas—1.3%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,890,000	1,917,972
Wichita,
HR (Via Christi Health
System, Inc.)	6.25	11/15/19	2,000,000	2,083,780
Wichita,
HR (Via Christi Health
System, Inc.)	6.25	11/15/20	3,000,000	3,114,360
Kentucky—2.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,731,605
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty)	5.25	10/1/35	1,000,000	1,032,210
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,091,280
Louisiana—1.1%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	875,000	901,661

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	1,929,980
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,019,547
Massachusetts—4.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,907,645
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	11,245,131
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,320,199
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/30	5,500,000	6,195,915
Michigan—6.4%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.00	7/1/27	3,000,000	3,667,020
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,767,800
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/18	1,500,000	1,595,310
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/19	8,500,000	9,040,090

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,225,000	6,322,742
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	393,407
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development
Area Number 3)
(Prerefunded)	6.25	6/1/12	2,640,000 [b]	3,000,254
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,208,500
Minnesota—.4%
Chaska,
Electric Revenue (Prerefunded)	6.00	10/1/10	2,000,000 [b]	2,100,680
Minnesota Housing Finance Agency,
SFMR	5.95	1/1/17	360,000	360,562
Mississippi—.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,355,000	1,390,731
Missouri—1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,409,930
Missouri Highways and
Transportation Commission,
Second Lien State
Road Revenue	5.25	5/1/22	5,000,000	5,578,250
Missouri Housing Development
Commission, SFMR (Homeownership
Loan Program) (Collateralized:
FNMA and GNMA)	6.30	9/1/25	70,000	71,427

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada—.5%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; FSA)	5.00	7/1/26	2,860,000	2,932,587
New Jersey—2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	6,300,000	7,092,918
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000 [b]	6,094,577
New Mexico—1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,430,415
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,212,600
New York—5.8%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000 [e,f]	10,462,777
Long Island Power Authority,
Electric System
General Revenue	6.00	5/1/33	5,000,000	5,607,600
New York City Industrial
Development Agency,
Special Facility Revenue
(American Airlines, Inc.
John F. Kennedy International
Airport Project)	8.00	8/1/28	1,000,000	1,006,230
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000	4,119,955
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	4,441,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,377,881
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000	2,931,325
North Carolina—6.6%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	3,000,000	3,168,180
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	3,500,000	3,751,755
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/26	6,475,000	6,617,968
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)
(Prerefunded)	6.75	1/1/26	5,000,000 [b]	5,104,300
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000	8,458,125
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.45	8/15/20	1,000,000	998,720
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.63	8/15/30	2,565,000	2,428,747
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	5,850,000	6,049,602
Ohio—3.0%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,000,660

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,124,180
Hamilton County,
Sales Tax Refunding and
Improvement Bonds
(Insured; AMBAC)	0.00	12/1/25	14,865,000 [c]	6,468,505
Oklahoma—1.9%
McGee Creek Authority,
Water Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	1/1/13	5,660,000	5,929,925
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,351,920
Oregon—.9%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured; FSA)	5.00	4/1/26	4,885,000	5,216,789
Pennsylvania—1.3%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,792,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,546,900
South Carolina—1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,352,550
Tennessee—1.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	4,917,392

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Tennessee (continued)
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball
Foundation Project)	6.50	9/1/28	8,000,000 [d]	3,726,000
Texas—7.8%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	5,000,000 [b]	5,352,100
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	2,000,000	1,197,960
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	5.00	3/1/41	3,000,000	1,271,880
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,268,492
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,066,900
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	11,850,000	12,487,886
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,573,916
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,112,590
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,516,660
Virginia—.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,856,188

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington—2.7%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	2,000,000	2,112,760
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,006,334
West Virginia—.7%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	2,310,800
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)
(Prerefunded)	6.00	9/1/10	1,440,000 [b]	1,521,274
Wisconsin—3.5%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	13,350,000 [b]	15,182,821
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,080,360

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.0%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	2,957,940
Puerto Rico Public Finance
Corporation, Revenue
(Insured; FSA)	6.00	8/1/26	2,500,000	3,079,975
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,251,750

Total Investments (cost $531,899,545)			99.8%	550,107,549
Cash and Receivables (Net)			.2%	937,127
Net Assets			100.0%	551,044,676

a	Purchased on a delayed delivery basis.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Non-income producing—security in default.
e	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2009, this security amounted to $10,462,777 or 1.9% of net assets.
f	Collateral for floating rate borrowings.

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	36.4
AA		Aa		AA	15.9
A		A		A	22.9
BBB		Baa		BBB	11.9
BB		Ba		BB	1.2
B		B		B	2.2
CCC		Caa		CCC	.2
Not Rated[g]		Not Rated[g]		Not Rated[g]	9.3
					100.0

† Based on total investments. g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES October 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			531,899,545	550,107,549
Interest receivable				9,174,452
Receivable for investment securities sold				3,049,922
Receivable for shares of Beneficial Interest subscribed				48,840
Prepaid expenses and other assets				149,525
				562,530,288
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				434,562
Cash overdraft due to Custodian				304,526
Payable for investment securities purchased				5,134,550
Payable for floating rate notes issued—Note 4				4,845,000
Payable for shares of Beneficial Interest redeemed				498,422
Interest and expense payable related to
floating rate notes issued—Note 4				4,603
Accrued expenses				263,949
				11,485,612
Net Assets ($)				551,044,676
Composition of Net Assets ($):
Paid-in capital				601,432,118
Accumulated undistributed investment income—net				92,415
Accumulated net realized gain (loss) on investments				(68,687,861)
Accumulated net unrealized appreciation
(depreciation) on investments				18,208,004
Net Assets ($)				551,044,676

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	275,742,588	3,018,314	14,531,084	257,752,690
Shares Outstanding	22,663,337	248,040	1,192,199	21,194,021
Net Asset Value Per Share ($)	12.17	12.17	12.19	12.16

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	15,409,351
Expenses:
Management fee—Note 3(a)	1,518,153
Shareholder servicing costs—Note 3(c)	824,028
Distribution fees—Note 3(b)	64,188
Professional fees	36,984
Registration fees	30,989
Custodian fees—Note 3(c)	30,025
Interest and expense related to floating rate notes issued—Note 4	25,870
Prospectus and shareholders’ reports	14,856
Trustees’ fees and expenses—Note 3(d)	7,363
Loan commitment fees—Note 2	2,479
Interest expense—Note 2	131
Miscellaneous	26,119
Total Expenses	2,581,185
Less—reduction in fees due to earnings credits—Note 1(b)	(11,936)
Net Expenses	2,569,249
Investment Income—Net	12,840,102
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,032,317)
Net unrealized appreciation (depreciation) on investments	30,634,054
Net Realized and Unrealized Gain (Loss) on Investments	23,601,737
Net Increase in Net Assets Resulting from Operations	36,441,839

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment income—net	12,840,102	26,931,442
Net realized gain (loss) on investments	(7,032,317)	(20,826,351)
Net unrealized appreciation
(depreciation) on investments	30,634,054	(23,307,538)
Net Increase (Decrease) in Net Assets
Resulting from Operations	36,441,839	(17,202,447)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,402,282)	(13,493,811)
Class B Shares	(72,565)	(272,812)
Class C Shares	(283,747)	(534,704)
Class Z Shares	(5,989,093)	(12,544,701)
Total Dividends	(12,747,687)	(26,846,028)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,148,655	21,346,082
Class B Shares	128,918	1,254,163
Class C Shares	1,030,659	4,915,594
Class Z Shares	3,433,797	6,603,364
Dividends reinvested:
Class A Shares	4,494,352	8,971,644
Class B Shares	55,442	174,572
Class C Shares	183,879	331,422
Class Z Shares	4,411,881	9,060,366
Cost of shares redeemed:
Class A Shares	(19,639,072)	(39,184,027)
Class B Shares	(1,678,627)	(6,202,019)
Class C Shares	(2,031,610)	(2,210,438)
Class Z Shares	(8,932,387)	(31,734,929)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,394,113)	(26,674,206)
Total Increase (Decrease) in Net Assets	14,300,039	(70,722,681)
Net Assets ($):
Beginning of Period	536,744,637	607,467,318
End of Period	551,044,676	536,744,637
Undistributed investment income—net	92,415	—

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Capital Share Transactions:
Class Aa
Shares sold	755,953	1,801,890
Shares issued for dividends reinvested	374,554	762,813
Shares redeemed	(1,638,965)	(3,347,035)
Net Increase (Decrease) in Shares Outstanding	(508,458)	(782,332)
Class Ba
Shares sold	10,772	107,314
Shares issued for dividends reinvested	4,619	14,758
Shares redeemed	(140,488)	(523,033)
Net Increase (Decrease) in Shares Outstanding	(125,097)	(400,961)
Class C
Shares sold	85,570	420,753
Shares issued for dividends reinvested	14,871	28,212
Shares redeemed	(168,790)	(188,579)
Net Increase (Decrease) in Shares Outstanding	(68,349)	260,386
Class Z
Shares sold	287,453	552,118
Shares issued for dividends reinvested	367,487	770,240
Shares redeemed	(743,907)	(2,655,326)
Net Increase (Decrease) in Shares Outstanding	(88,967)	(1,332,968)

a	During the period ended October 31, 2009, 74,279 Class B shares representing $885,787 were automatically con- verted to 74,279 Class A shares and during the period ended April 30, 2009, 255,144 Class B shares representing $3,052,070 were automatically converted to 255,309 Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.65	12.56	13.10	12.91	13.12	12.81
Investment Operations:
Investment income—net[a]	.28	.57	.57	.57	.59	.59
Net realized and unrealized
gain (loss) on investments	.52	(.91)	(.54)	.18	(.21)	.31
Total from Investment Operations	.80	(.34)	.03	.75	.38	.90
Distributions:
Dividends from investment
income—net	(.28)	(.57)	(.57)	(.56)	(.59)	(.59)
Net asset value, end of period	12.17	11.65	12.56	13.10	12.91	13.12
Total Return (%)[b]	6.91[c]	(2.64)	.28	5.94	2.93	7.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	1.00	1.17	1.16	1.09	1.03
Ratio of net expenses
to average net assets	.93[d,e]	.99	1.17[e]	1.16[e]	1.09[e]	1.02
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.07	.23	.25	.18	.10
Ratio of net investment income
to average net assets	4.65[d]	4.85	4.49	4.33	4.51	4.54
Portfolio Turnover Rate	15.93[c]	56.67	77.20	68.06	48.31	48.30
Net Assets, end of period
($ x 1,000)	275,743 269,846		300,982	256,047	258,504	279,612

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.65	12.57	13.11	12.91	13.12	12.82
Investment Operations:
Investment income—net[a]	.24	.49	.49	.49	.52	.52
Net realized and unrealized
gain (loss) on investments	.52	(.90)	(.53)	.21	(.21)	.31
Total from Investment Operations	.76	(.41)	(.04)	.70	.31	.83
Distributions:
Dividends from investment
income—net	(.24)	(.51)	(.50)	(.50)	(.52)	(.53)
Net asset value, end of period	12.17	11.65	12.57	13.11	12.91	13.12
Total Return (%)[b]	6.58[c]	(3.26)	(.25)	5.48	2.40	6.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.54	1.67	1.67	1.61	1.54
Ratio of net expenses
to average net assets	1.52[d,e]	1.53	1.67[e]	1.67[e]	1.61[e]	1.54[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.07	.23	.25	.18	.10
Ratio of net investment income
to average net assets	4.04[d]	4.26	3.95	3.81	3.99	4.02
Portfolio Turnover Rate	15.93[c]	56.67	77.20	68.06	48.31	48.30
Net Assets, end of period
($ x 1,000)	3,018	4,348	9,732	11,799	16,462	21,192

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2009			Year Ended April 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.66	12.58	13.12	12.93	13.14	12.83
Investment Operations:
Investment income—net[a]	.24	.49	.47	.47	.49	.49
Net realized and unrealized
gain (loss) on investments	.52	(.93)	(.53)	.19	(.21)	.32
Total from Investment Operations	.76	(.44)	(.06)	.66	.28	.81
Distributions:
Dividends from investment
income—net	(.23)	(.48)	(.48)	(.47)	(.49)	(.50)
Net asset value, end of period	12.19	11.66	12.58	13.12	12.93	13.14
Total Return (%)[b]	6.59[c]	(3.42)	(.46)	5.16	2.18	6.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.76	1.91	1.89	1.82	1.76
Ratio of net expenses
to average net assets	1.68[d]	1.75	1.91[e]	1.89[e]	1.82[e]	1.76[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.07	.23	.25	.18	.10
Ratio of net investment income
to average net assets	3.89[d]	4.12	3.74	3.58	3.78	3.81
Portfolio Turnover Rate	15.93[c]	56.67	77.20	68.06	48.31	48.30
Net Assets, end of period
($ x 1,000)	14,531	14,702	12,586	10,274	9,121	9,158

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class Z Shares	(Unaudited)	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	11.65	12.56	13.10	12.91	13.12	13.09
Investment Operations:
Investment income—net[b]	.28	.58	.58	.57	.60	.32
Net realized and unrealized
gain (loss) on investments	.51	(.91)	(.54)	.19	(.21)	.03
Total from Investment Operations	.79	(.33)	.04	.76	.39	.35
Distributions:
Dividends from investment
income—net	(.28)	(.58)	(.58)	(.57)	(.60)	(.32)
Net asset value, end of period	12.16	11.65	12.56	13.10	12.91	13.12
Total Return (%)	6.85[c]	(2.59)	.33	6.00	2.99	2.71[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[d]	.94	1.08	1.10	1.03	.98[d]
Ratio of net expenses
to average net assets	.88[d]	.94[e]	1.08[e]	1.10[e]	1.03[e]	.96[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01[d]	.07	.23	.25	.18	.10
Ratio of net investment income
to average net assets	4.70[d]	4.90	4.53	4.38	4.57	4.49[d]
Portfolio Turnover Rate	15.93[c]	56.67	77.20	68.06	48.31	48.30
Net Assets, end of period
($ x 1,000)	257,753	247,849	284,168	306,634	324,537	350,202

a	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
b	Based on average shares outstanding at each month end.
c	Not Annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General Municipal Bond Fund, Inc. as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	550,107,549	—	550,107,549

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $48,376,176 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $17,083,173 of the carryover expires in fiscal 2010, $10,015,796 expires in fiscal 2011, $8,158,132 expires in fiscal 2012, $910,072 expires in fiscal 2016 and $12,209,003 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: tax exempt income $26,843,543 and ordinary income $2,485. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and the fund continues participation in the $300 million unsecured credit facility provided by The Bank of NewYork Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended October 31, 2009 was approximately $8,600, with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2009, the Distributor retained $8,506 and $119 from commissions earned on sales of the fund’s Class A and Class Z shares, respectively, and $2,713 and $249 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $9,033 and $55,155, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended October 31, 2009, Class A, Class B, Class C and Class Z shares were charged $346,446, $4,516, $18,385 and $256,578, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $107,399 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $11,936 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $30,025 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $260,942, Rule 12b-1 distribution plan fees $10,770, shareholder services plan fees $107,529, custodian fees $15,133, chief compliance officer fees $3,897 and transfer agency per account fees $36,291.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2009, amounted to $87,627,288 and $86,627,445, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31, 2009.These disclosures did not impact the notes to the financial statements.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2009, was approximately $4,845,000, with related weighted average annualized interest rate of .53%.

At October 31, 2009, accumulated net unrealized appreciation on investments was $18,208,004, consisting of $30,939,201 gross unrealized appreciation and $12,731,197 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 21, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May

31 (2000-2009) was above the Performance Group and the Performance Universe medians for each reported time period. The Board members noted that the fund’s total return performance for various periods ended May 31, 2009 was equal to the Performance Group median for the four- and five-year periods and below the median for the one-, two-, three-, and ten-year periods, and that the fund’s total return performance was above the Performance Universe median for the five-year period and below the median for the one-, two-, three-, four-, and ten-year periods.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten calendar years, and the Board members noted that the fund outperformed its Lipper category average in five of the past ten calendar years, including calendar year 2008.The Board members discussed with representatives of the Manager the reasons for the fund’s total return underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median, and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio. It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s yield performance but was concerned with the fund’s total return performance and determined to closely monitor the performance of the fund and its portfolio management team.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 45

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)